Schedule of Loss Per Share and Weighted-average (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net loss from continuing operations	$ (2,678,746)	$ (6,936,529)	$ (15,303,402)	$ (33,469,830)
Net loss from continuing operations available to ordinary shareholders	(2,679,695)	(6,940,124)	(15,312,264)	(34,250,214)
Net income (loss) from discontinued operations, net of tax, available to ordinary shareholders	(145,000)	(108,000)	70,024	(22,174,305)
Total Numerator for basic and diluted net loss per share	$ (2,824,695)	$ (7,048,124)	$ (15,242,240)	$ (56,424,519)
Basic and diluted weighted-average shares outstanding	2,813,900	2,361,974	24,879,602	14,300,311
Basic and diluted:
Net loss from continuing operations per share	$ (0.95)	$ (2.94)	$ (0.62)	$ (2.40)
Net income (loss) from discontinued operations per share	(0.05)	(0.05)		(1.54)
Net loss per share	$ (1.00)	$ (2.99)	$ (0.62)	$ (3.94)
Preferred Stock [Member] | Series A Preferred Stock [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Less: dividend accretion on series A preferred stock				$ (373,560)
Preferred Stock [Member] | Series A Preferred Stock One [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Less: dividend accretion on series A preferred stock				(91,192)
Preferred Stock [Member] | Series B Preferred Stock [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Less: dividends on series B preferred stock	$ (949)	$ (3,595)	$ (8,862)	$ (315,632)